Property, Plant and Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Borrowing costs capitalized	$ 12,000	$ 8,000
Fixed assets purchased on credit	$ 11,000	$ 23,000	$ 5,000
Useful life	19-24